Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carryforwards	$ 434,808	$ 261,945
Accruals and reserves	90,043	55,337
Tax credits	57,275	42,697
Capital and intangible assets	35,096	41,790
Stock-based compensation expense	53,644	33,909
Research and development expenditures	87,810	20,189
Lease liabilities	130,280	62,418
Share issuance costs	10,206	11,403
Total deferred tax assets, before valuation allowance	899,162	529,688
Valuation allowance	(630,231)	(179,115)
Total deferred tax assets	268,931	350,573
Deferred tax liabilities
Equity and other investments	(23,499)	(275,037)
Outside basis difference of foreign subsidiaries	(24,054)	(130,419)
Lease assets	(90,605)	(45,184)
Intangible assets	(103,618)	(33,652)
Other deferred tax liabilities	(2,627)	(1,339)
Total deferred tax liabilities	(244,403)	(485,631)
Total deferred tax assets (liabilities), net	$ 24,528
Total deferred tax assets (liabilities), net		$ (135,058)